Loss Per Share (Details)	12 Months Ended
Jun. 30, 2024 shares
IPO Warrants [Member]
Earnings (Loss) Per Share [Line Items]
Dilutive earnings per share	75,000
Over-allotment Warrants [Member]
Earnings (Loss) Per Share [Line Items]
Dilutive earnings per share	1,188
Purchase Warrants [Member]
Earnings (Loss) Per Share [Line Items]
Dilutive earnings per share	435,809